Income taxes - Components of Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 55,430	$ 59,916
Research and development credit carryforward	13,304	13,675
Scientific research and experimental development deductions	30,064	23,071
Depreciation and amortization	5,943	5,634
Deferred revenue	0	165
Start-up costs	978	0
Stock-based compensation	547	0
Other accruals and reserves	888	730
Total deferred tax assets	107,154	103,191
Valuation Allowance	(100,241)	(97,143)
Total deferred tax assets, net	6,913	6,048
Deferred tax liabilities:
Convertible notes	(1)	(4)
Marketable securities	(315)	(315)
Loan payable	(6,597)	(5,729)
Total deferred tax liabilities	(6,913)	(6,048)
Net deferred tax assets (liabilities)	$ 0	$ 0